Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2022
Interest-Bearing Borrowings [Abstract]
Interest-bearing borrowings
12	Interest-bearing borrowings

(a)	Borrowings under agreements to repurchase

Financial assets sold under agreements to repurchase are effectively short-term collateralized borrowings. In these transactions, the Group receives cash in exchange for transferring financial assets as collateral and recognizes an obligation to reacquire the financial assets for cash at the transaction’s maturity. These types of transactions create risks, including (1) fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.

	Note	Fixed interest rate per annum	Term	December 31, 2021	December 31, 2022
				RMB	RMB
Repurchase agreements
Funds obtained from
Financial institutions	(i)	10.5% to 13.8%	Within 2 years	45,250,000	111,593,865

Interest payable
Financial institutions	(i)			-	1,048,145
Total repurchase agreements				45,250,000	112,642,010

Funds obtained from financial institutions

On December 2, 2022, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB26,420,000 to a third-party transferee, Guangdong Yuehai Asset Management Co., Ltd. (“Yuehai Asset”), an unrelated third party. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the right to earnings one year after the date of transfer. As of December 31, 2022, the amount of funds obtained from Yuehai Asset and the interest payable are RMB18,494,000 and RMB122,365.

On August 29, 2022, the Group transferred loan principals, interests and financing service fee receivables swith carrying amount of RMB5,965,976 to a third-party transferee, Pingan Puhui Lixin Asset Management Co., Ltd (“Pingan Puhui”), an unrelated third party. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the right to earnings one year after the date of transfer. As of December 31, 2022, the amount of funds obtained from Pingan Puhui and the interest payable are RMB5,376,724 and RMB252,149.

On November 16, 2022 and December 26, 2022, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB86,803,141 to a third-party transferee, China Foreign Economy and Trade Trust Co.,Ltd (“FOTIC”), an unrelated third party. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the right to earnings one year after the date of transfer. As of December 31, 2022, the amount of funds obtained from FOTIC and the interest payable are RMB87,723,141 and RMB673,631.

	December 31, 2021	December 31, 2022
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Loans principal, interest and financing service fee receivables	45,250,000	111,593,865

Total repurchase agreements	45,250,000	111,593,865

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2022	-	-	-	111,593,865	111,593,865
As of December 31, 2021	-	-	-	45,250,000	45,250,000

(b)	Other borrowings

Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2021	December 31, 2022
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	6.3% to 10.5%	Less than 1 year	4,654,388,213	5,675,480,078

Long-term:
Investors of consolidated VIEs	(i)	7.0% to 11.5%	1 - 5 years	3,330,334,482	1,991,623,976

Interest payable to
Investors of consolidated VIEs	(i)			57,169,385	60,455,283

Total				8,041,892,080	7,727,559,337

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2022, the borrowings from VIEs have principal RMB7,667,104,054, bearing interests from 6.3% to 11.5% per year.

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31, 2022
	2023	2024	2025	2026	2027	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,084,492,735	237,055,841	13,075,400	-	657,000,000	1,991,623,976

(c)	Pledged assets

The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.

	December 31, 2021	December 31, 2022
	RMB	RMB
Loans principal, interest and financing service fee receivables	64,640,192	147,257,249

Total	64,640,192	147,257,249